Note 3 - BBVA Group - Description Of Changes In Group (Details) € / shares in Units, $ / shares in Units, ₺ in Millions, $ in Millions, $ in Millions	1 Months Ended							12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares	Nov. 29, 2017 EUR (€)	Nov. 28, 2017 USD ($)	Mar. 29, 2017 € / shares	Feb. 21, 2017 shares	Sep. 28, 2016 € / shares	Mar. 31, 2016 € / shares	Jul. 27, 2015 EUR (€)	Jul. 27, 2015 TRY (₺)	Apr. 24, 2015 EUR (€) shares	Jan. 23, 2015 EUR (€)	Jan. 23, 2015 HKD ($) $ / shares	Dec. 23, 2014 HKD ($)	Nov. 19, 2014 shares
Description Of Changes In Group [Line Items]
Purchase of treasury shares								€ (1,674,000,000)	€ (2,004,000,000)	€ (3,278,000,000)
Sale or cancellation of treasury shares								€ 1,627,000,000	€ 2,234,000,000	€ 3,325,000,000
Par Value Per Share | € / shares								€ 0.49	€ 0.49	€ 0.49			€ 0.49		€ 0.49	€ 0.49
Real Estate Activity Member [Member] | Divestments [Member]
Description Of Changes In Group [Line Items]
Purchase Of Treasury Shares, Percentage	80%
Contracted price in euros											€ 4,000,000,000
Whole bussines value											5,000,000,000
Foreclosed real estate assets											€ 13,000,000,000
Garanti Bank [Member] | Investment [Member]
Description Of Changes In Group [Line Items]
Purchase Of Treasury Shares, Percentage		9.95%		98.4%			14.89%
Percentage of total share		49.85%	39.9%
Contracted price in euros																	€ 1,857,000,000		€ 1,165,000,000
Contracted price in other currencies | ₺																		₺ 5,481
Shares acquired | shares														41,790,000,000					1,947,166,809				62,538,000,000
Exchange rate																	2.9571	2.9571
Gain net of taxes																	€ 1,840,000,000
Maximum total consideration			The total price effectively paid by BBVA amounts to 8,765 TL per batch	amounted to Turkish Liras 0.135 per batch			maximum total consideration of 8.90 Turkish lira per batch (Garanti traded in batches of 100 shares each).
Garanti Bank [Member] | Join ventures [Member]
Description Of Changes In Group [Line Items]
Percentage of previously acquired stake								25.01%
BBVA Chile [Member] | Divestments [Member]
Description Of Changes In Group [Line Items]
Percentage of total share	68.19%
Contracted price in other currencies | $												$ 2,200
Catalunya Bank [Member] | Investment [Member]
Description Of Changes In Group [Line Items]
Net negative impact in the Profit attributable to owners of the parent of the BBVA Group										€ 26,000,000
China CITIC Bank Corporation Limited [Member] | Divestments [Member]
Description Of Changes In Group [Line Items]
Purchase Of Treasury Shares, Percentage					29.68%	29.68%
Contracted price in euros																				€ 1,555,000,000
Contracted price in other currencies | $																					$ 13,136	$ 8,162
Par Value Per Share | $ / shares																					$ 5.73
Exchange rate																				8.45
Percentage of equity disposed					4.9%
Total percentage of equity sale					6.34%
Gain net of taxes																				€ 705,000,000